INCOME TAXES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Foreign invested enterprise tax withholding rate	10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate	25.00%
Reduced withholding tax rate for qualified tax residents	5.00%
PRC
INCOME TAXES
Enterprise income tax rate (as a percent)	25.00%
Yirendai HK | HONG KONG
INCOME TAXES
Foreign corporate income tax rate	16.50%
Heng Ye
INCOME TAXES
Period of full exemption from income tax	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%
Period of 50% reduction to income tax rate	3 years
Heng Yu Da
INCOME TAXES
Preferential tax rate (as a percent)	15.00%